UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07061 )

Exact name of registrant as specified in charter: Putnam Capital Appreciation Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Capital Appreciation Fund

The fund's portfolio
8/31/07 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Greenfield Online, Inc. (NON)	3,639	$52,547
Omnicom Group, Inc.	78,000	3,972,540
		4,025,087

Aerospace and Defense (4.4%)
Boeing Co. (The)	59,200	5,724,640
General Dynamics Corp.	70,700	5,554,192
L-3 Communications Holdings, Inc.	23,900	2,354,389
Lockheed Martin Corp.	36,100	3,578,954
United Industrial Corp. (S)	4,641	320,832
United Technologies Corp.	99,500	7,425,685
		24,958,692

Airlines (0.9%)
AMR Corp. (NON)	80,500	1,973,055
Continental Airlines, Inc. Class B (NON)	17,098	568,679
ExpressJet Holdings, Inc. (NON)	68,972	300,718
Midwest Express Holdings, Inc. (NON)	11,276	183,009
UAL Corp. (NON) (S)	45,700	2,169,379
		5,194,840

Automotive (2.5%)
AutoZone, Inc. (NON)	16,300	1,977,027
Group 1 Automotive, Inc.	660	23,140
Harley-Davidson, Inc. (S)	116,900	6,288,051
Johnson Controls, Inc.	44,500	5,032,950
Tenneco Automotive, Inc. (NON)	15,404	489,077
		13,810,245

Banking (4.5%)
Bank of America Corp.	243,300	12,330,444
BankUnited Financial Corp. Class A	2,838	48,530
Center Financial Corp.	830	13,156
City Bank	2,556	78,597
City Holding Co.	2,067	76,438
Corus Bankshares, Inc. (SEG)	46,856	625,996
FirstFed Financial Corp. (NON)	16,590	833,648
Great Southern Bancorp, Inc.	231	6,237
Lakeland Financial Corp.	425	9,898
Republic Bancorp, Inc. Class A	743	11,294
Southwest Bancorp, Inc.	1,439	30,708
U.S. Bancorp	165,300	5,347,455
Wells Fargo & Co.	160,200	5,853,708
		25,266,109

Basic Materials (--%)
Ameron International Corp.	132	12,606
Foamex International, Inc. (NON)	3,533	32,857
		45,463

Biotechnology (0.5%)
Albany Molecular Research, Inc. (NON)	10,152	148,422
Applera Corp.- Applied Biosystems Group	74,575	2,357,316
Immunomedics, Inc. (NON)	13,959	29,174
Quidel Corp. (NON)	13,134	223,015
Savient Pharmaceuticals, Inc. (NON)	10,174	134,093
		2,892,020

Broadcasting (0.3%)
CTC Media, Inc. (Russia) (NON) (S)	72,000	1,656,000
Sinclair Broadcast Group, Inc. Class A	10,308	128,438
		1,784,438

Building Materials (1.5%)
American Standard Cos., Inc.	50,900	1,874,647
Sherwin-Williams Co. (The)	92,800	6,404,128
		8,278,775

Chemicals (0.5%)
Arch Chemicals, Inc.	957	41,457
Cambrex Corp.	2,022	25,214
FMC Corp.	3,424	308,160
Georgia Gulf Corp. (S)	4,981	74,566
Lubrizol Corp. (The)	31,800	2,021,844
NewMarket Corp.	5,319	248,450
OM Group, Inc. (NON)	3,400	167,960
PolyOne Corp. (NON)	2,705	21,721
		2,909,372

Commercial and Consumer Services (1.8%)
Alliance Data Systems Corp. (NON)	28,400	2,227,980
Bowne & Co., Inc.	6,992	118,514
Chemed Corp.	7,483	464,245
CPI Corp.	6,200	277,512
Dun & Bradstreet Corp. (The)	49,800	4,857,990
Equifax, Inc.	35,300	1,359,756
ICT Group, Inc. (NON)	2,030	30,856
Jackson Hewitt Tax Service, Inc.	11,280	325,654
Landauer, Inc.	1,451	73,551
Spherion Corp. (NON)	6,620	58,521
Tech Data Corp. (NON)	14,852	579,079
		10,373,658

Communications Equipment (3.0%)
Cisco Systems, Inc. (NON)	420,100	13,409,592
Corning, Inc. (NON)	139,400	3,257,778
		16,667,370

Computers (3.8%)
Actuate Corp. (NON)	17,800	126,202
Apple Computer, Inc. (NON)(SEG)	48,800	6,757,824
Brocade Communications Systems, Inc. (NON)	157,278	1,100,946
Catapult Communications Corp. (NON)	2,685	18,822
Cognos, Inc. (Canada) (NON)	7,490	299,825
Dell, Inc. (NON)	146,400	4,135,800
Emulex Corp. (NON)	59,294	1,158,605
Hewlett-Packard Co.	94,600	4,668,510
Magma Design Automation, Inc. (NON)	11,668	160,318
Micros Systems, Inc. (NON)	5,853	353,170
Network Appliance, Inc. (NON) (S)	75,800	2,111,788
SPSS, Inc. (NON)	3,724	151,753
Trident Microsystems, Inc. (NON)	13,244	195,084
		21,238,647

Conglomerates (1.0%)
Danaher Corp. (S)	70,500	5,475,030

Construction (0.1%)
Builders FirstSource, Inc. (NON)	2,274	29,789
Chicago Bridge & Iron Co., NV (Netherlands)	7,495	279,938
		309,727

Consumer (0.5%)
Black & Decker Manufacturing Co.	23,500	2,038,625
CSS Industries, Inc.	3,344	128,610
Helen of Troy, Ltd. (Bermuda) (NON)	17,800	403,170
Hooker Furniture Corp.	9,676	177,555
		2,747,960

Consumer Finance (4.1%)
AmeriCredit Corp. (NON)	5,861	101,454
Asta Funding, Inc.	3,684	135,645
Capital One Financial Corp.	228,800	14,794,208
Countrywide Financial Corp.	369,927	7,343,051
IndyMac Bancorp, Inc. (S)	10,503	254,173
World Acceptance Corp. (NON)	4,069	126,180
		22,754,711

Consumer Goods (1.2%)
Blyth Industries, Inc.	13,351	298,528
Chattem, Inc. (NON) (S)	13,591	838,701
Clorox Co.	95,800	5,728,840
		6,866,069

Consumer Services (0.1%)
Labor Ready, Inc. (NON)	39,274	820,041
Visual Sciences, Inc. (NON)	1,188	21,895
		841,936

Distribution (0.4%)
W.W. Grainger, Inc.	23,200	2,125,352

Electric Utilities (0.5%)
Edison International	45,100	2,377,221
UniSource Energy Corp.	12,935	383,135
		2,760,356

Electrical Equipment (--%)
Insteel Industries, Inc.	3,021	57,097
LoJack Corp. (NON)	6,000	114,240
		171,337

Electronics (2.2%)
Amphenol Corp. Class A	94,800	3,423,228

Ansoft Corp. (NON)	3,940	117,767
ASE Test, Ltd. (Taiwan) (NON)	34,300	403,540
Greatbatch, Inc. (NON)	2,825	84,750
LSI Logic Corp. (NON)	9,517	65,572
MEMC Electronic Materials, Inc. (NON)	41,200	2,530,504
Methode Electronics, Inc. Class A	7,963	114,986
Nam Tai Electronics, Inc. (Hong Kong)	10,327	139,828
NVIDIA Corp. (NON)	55,700	2,849,612
Stoneridge, Inc. (NON)	4,087	42,668
Synopsys, Inc. (NON)	92,100	2,516,172
TriQuint Semiconductor, Inc. (NON)	25,509	112,495
TTM Technologies, Inc. (NON)	7,069	82,566
Zoran Corp. (NON)	6,498	112,220
		12,595,908

Energy (2.0%)
ENSCO International, Inc.	37,000	2,006,140
GlobalSantaFe Corp.	35,100	2,477,709
Grey Wolf, Inc. (NON)	53,625	356,070
Markwest Hydrocarbon, Inc.	396	19,915
NATCO Group, Inc. (NON)	2,899	144,776
National-Oilwell Varco, Inc. (NON)	20,200	2,585,600
Parker Drilling Co. (NON)	74,019	576,608
Tidewater, Inc.	35,750	2,339,838
Trico Marine Services, Inc. (NON)	14,619	480,380
		10,987,036

Energy (Other) (--%)
Verenium Corp. (NON) (S)	3,192	17,556

Financial (3.0%)
AMBAC Financial Group, Inc.	27,300	1,714,986
Asset Acceptance Capital Corp.	2,939	33,240
Assurant, Inc.	40,400	2,082,216
MBIA, Inc.	38,100	2,286,000
MGIC Investment Corp.	53,829	1,623,483
Moody's Corp.	34,200	1,568,070
PMI Group, Inc. (The)	67,900	2,151,072
Radian Group, Inc.	307,260	5,420,066
		16,879,133

Food (--%)
Arden Group, Inc.	21	2,861
M&F Worldwide Corp. (NON)	3,069	173,092
Village Super Market, Inc. Class A	198	9,472
		185,425

Forest Products and Packaging (--%)
Buckeye Technologies, Inc. (NON)	4,879	75,966
Universal Forest Products, Inc.	4,941	184,250
		260,216

Health Care Services (7.6%)
Aetna, Inc.	190,700	9,708,537
AmerisourceBergen Corp.	46,800	2,239,380
CIGNA Corp.	46,500	2,403,120
Coventry Health Care, Inc. (NON)	38,500	2,208,745
Express Scripts, Inc. (NON)	92,600	5,069,850
Healthspring, Inc. (NON)	6,200	115,878
Humana, Inc. (NON)	34,700	2,223,923
Laboratory Corp. of America Holdings (NON)	28,400	2,205,544
Lincare Holdings, Inc. (NON)	21,844	786,166
Medcath Corp. (NON)	4,200	123,270
Medco Health Solutions, Inc. (NON)	31,300	2,674,585
Odyssey Healthcare, Inc. (NON)	4,725	46,211
Quest Diagnostics, Inc. (S)	50,000	2,737,500
Transcend Services, Inc. (NON)	2,100	32,865
UnitedHealth Group, Inc.	200,800	10,042,008
WellCare Health Plans, Inc. (NON)	500	49,350
		42,666,932

Homebuilding (0.1%)
NVR, Inc. (NON) (S)	1,155	646,223

Household Furniture and Appliances (0.5%)
American Woodmark Corp. (S)	6,352	191,640
Conn's, Inc. (NON)	363	7,986
Select Comfort Corp. (NON) (S)	51,829	888,867
Whirlpool Corp.	20,000	1,928,200
		3,016,693

Insurance (7.2%)
American Financial Group, Inc.	1,956	55,159
American International Group, Inc.	197,400	13,028,400
American Physicians Capital, Inc.	5,389	214,051
Amerisafe, Inc. (NON)	11,480	188,846
AON Corp.	58,500	2,534,220
Arch Capital Group, Ltd. (Bermuda) (NON)	28,600	2,054,338

Aspen Insurance Holdings, Ltd. (Bermuda)	11,620	291,546
Axis Capital Holdings, Ltd. (Bermuda)	55,955	2,019,976
CNA Financial Corp.	43,300	1,816,868
CNA Surety Corp. (NON)	8,306	149,176
Commerce Group, Inc.	10,145	323,423
Delphi Financial Group Class A	6,990	281,697
EMC Insurance Group, Inc.	2,441	59,682
Endurance Specialty Holdings, Ltd. (Bermuda)	3,424	136,515
Everest Re Group, Ltd. (Barbados)	20,300	2,068,164
FBL Financial Group, Inc. Class A	396	15,495
First Mercury Financial Corp. (NON)	2,005	40,862
FPIC Insurance Group, Inc. (NON)	1,815	72,836
Genworth Financial, Inc. Class A	72,900	2,112,642
Hanover Insurance Group, Inc. (The)	2,055	87,913
Harleysville Group, Inc.	4,448	143,492
HCC Insurance Holdings, Inc.	92,794	2,562,042
Hilb, Rogal & Hamilton Co.	3,183	148,646
Horace Mann Educators Corp.	1,711	33,091
IPC Holdings, Ltd. (Bermuda)	4,100	104,222
Midland Co. (The)	2,512	137,582
National Interstate Corp.	1,770	58,021
Odyssey Re Holdings Corp.	3,355	121,518
Procentury Corp.	2,956	41,916
RenaissanceRe Holdings, Ltd. (Bermuda)	42,120	2,412,634
Safeco Corp.	36,300	2,106,126
Safety Insurance Group, Inc.	6,039	206,171
SeaBright Insurance Holdings, Inc. (NON)	5,973	102,915
Selective Insurance Group	11,352	239,527
Stancorp Financial Group	6,217	292,821
Triad Guaranty, Inc. (NON)	9,614	160,842
W.R. Berkley Corp.	106,444	3,181,611
Zenith National Insurance Corp.	12,622	544,134
		40,149,120

Investment Banking/Brokerage (7.6%)
Bear Stearns Cos., Inc. (The)	115,600	12,561,096
Blackstone Group LP (The) (NON)	114,700	2,653,011
E*Trade Financial Corp. (NON)	217,700	3,391,766
Franklin Resources, Inc.	46,700	6,153,659
Goldman Sachs Group, Inc. (The)	74,200	13,059,942
Lehman Brothers Holdings, Inc.	84,000	4,605,720
		42,425,194

Leisure (0.3%)
Brunswick Corp.	55,700	1,400,855
Steinway Musical Instruments, Inc.	638	20,397
		1,421,252

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp. (NON)	95,200	3,036,880

Machinery (2.4%)
Applied Industrial Technologies, Inc.	4,986	159,452
Cascade Corp.	7,116	523,809
Caterpillar, Inc.	69,000	5,228,130
Gardner Denver, Inc. (NON)	51,100	2,039,401
Manitowoc Co., Inc. (The)	33,835	2,689,544
NACCO Industries, Inc. Class A	791	93,710
Parker-Hannifin Corp.	22,600	2,428,822
Regal-Beloit Corp.	2,738	138,296
Wabtec Corp.	2,304	86,331
		13,387,495

Manufacturing (1.4%)
ITT Corp.	105,100	7,145,749
Lydall, Inc. (NON)	2,083	21,788
Teleflex, Inc.	9,174	713,462
		7,880,999

Medical Technology (0.4%)
Bausch & Lomb, Inc.	1,980	125,136
Edwards Lifesciences Corp. (NON)	4,865	234,980
Immucor, Inc. (NON)	19,122	637,719
Mentor Corp.	21,283	949,009
		1,946,844

Metal Fabricators (--%)
USEC, Inc. (NON)	5,815	77,863

Metals (1.2%)
AK Steel Holding Corp. (NON)	3,837	153,480
Cleveland-Cliffs, Inc. (S)	16,519	1,259,904
Freeport-McMoRan Copper & Gold, Inc. Class B	23,100	2,019,402
North American Galvanizing & Coatings, Inc. (NON)	29,100	194,970
Quanex Corp.	18,398	796,817
Shiloh Industries, Inc.	703	7,403
Steel Dynamics, Inc.	27,364	1,187,050
United States Steel Corp.	12,300	1,162,104

		6,781,130

Natural Gas Utilities (0.5%)
Atmos Energy Corp.	21,100	593,121
Energen Corp.	36,700	1,970,790
		2,563,911

Office Equipment & Supplies (0.1%)
Ennis Inc.	12,400	269,700
Steelcase, Inc.	9,874	174,177
		443,877

Oil & Gas (6.9%)
Apache Corp.	42,700	3,304,126
Ashland, Inc.	32,200	1,925,238
Calumet Specialty Products Partners, LP	1,451	70,519
ConocoPhillips	80,800	6,616,712
Frontier Oil Corp.	46,600	1,911,998
Hess Corp.	96,300	5,909,931
Meridian Resource Corp. (NON)	7,094	16,458
Occidental Petroleum Corp.	144,300	8,180,367
St. Mary Land & Exploration Co.	7,911	263,832
Sunoco, Inc.	28,900	2,113,746
Tesoro Corp.	44,500	2,195,185
Valero Energy Corp.	51,200	3,507,712
XTO Energy, Inc.	50,800	2,761,488
		38,777,312

Pharmaceuticals (1.4%)
Alpharma, Inc. Class A (NON)	25,504	584,042
Biovail Corp. (Canada)	28,733	503,402
Bradley Pharmaceuticals, Inc. (NON)	13,708	268,128
Endo Pharmaceuticals Holdings, Inc. (NON)	6,486	206,774
Forest Laboratories, Inc. (NON)	54,700	2,058,361
King Pharmaceuticals, Inc. (NON)	176,825	2,657,680
Sciele Pharma, Inc. (NON) (S)	9,877	227,961
Watson Pharmaceuticals, Inc. (NON)	46,706	1,392,773
		7,899,121

Publishing (1.6%)
McGraw-Hill Cos., Inc. (The)	141,400	7,135,044
R. H. Donnelley Corp. (NON) (S)	28,800	1,694,304
		8,829,348

Real Estate (2.2%)
Annaly Mortgage Management, Inc. (R)	14,600	205,714
Anthracite Capital, Inc. (R)	30,602	277,254
Ashford Hospitality Trust, Inc. (R)	20,227	220,677
CB Richard Ellis Group, Inc. Class A (NON)	102,100	3,013,992
CBL & Associates Properties (R)	18,901	622,977
DiamondRock Hospitality Co. (R)	16,462	295,493
Entertainment Properties Trust (R)	1,373	65,684
Equity Inns, Inc. (R)	28,266	636,550
FelCor Lodging Trust, Inc. (R)	6,792	149,016
First Industrial Realty Trust (R)	1,514	61,741
Gramercy Capital Corp. (R)	10,099	253,990
Hospitality Properties Trust (R)	70,059	2,764,528
Host Marriott Corp. (R)	89,300	1,990,497
LTC Properties, Inc. (R)	6,777	153,025
Medical Properties Trust, Inc. (R)	4,045	54,486
National Health Investors, Inc. (R)	10,760	325,382
National Retail Properties, Inc. (R)	7,528	176,833
Nationwide Health Properties, Inc. (R)	7,424	206,016
NorthStar Realty Finance Corp. (R)	37,955	402,703
Omega Healthcare Investors, Inc. (R)	19,142	285,024
RAIT Investment Trust (R)	6,760	59,826
Resource Capital Corp. (R)	30	360
		12,221,768

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	14,685	71,663

Restaurants (0.5%)
Burger King Holdings, Inc.	115,100	2,729,021
Denny's Corp. (NON)	7,996	30,865
Domino's Pizza, Inc.	18,290	321,721
		3,081,607

Retail (8.2%)
Aeropostale, Inc. (NON)	44,718	925,663
AnnTaylor Stores Corp. (NON)	28,337	888,082
Best Buy Co., Inc. (S)	132,300	5,814,585
Books-A-Million, Inc.	13,165	175,358
Brown Shoe Co., Inc.	5,630	128,589
Buckle, Inc. (The)	4,116	153,980
Cash America International, Inc.	1,331	47,996
Cato Corp. (The) Class A	24,925	550,095
CSK Auto Corp. (NON)	9,753	128,935

CVS Caremark Corp.	207,800	7,858,996
Dollar Tree Stores, Inc. (NON)	32,209	1,399,481
EZCORP, Inc. Class A (NON)	1,300	15,821
Home Depot, Inc. (The)	194,600	7,455,126
Ingles Markets, Inc. Class A	1,591	47,905
JC Penney Co., Inc. (Holding Co.)	52,200	3,589,272
Jos. A. Bank Clothiers, Inc. (NON) (S)	3,900	117,585
Movie Gallery, Inc. (NON) (S)	13,437	4,851
Nash Finch Co.	2,969	111,367
NBTY, Inc. (NON)	49,800	1,827,660
Nordstrom, Inc.	93,200	4,482,920
PC Mall, Inc. (NON)	6,819	83,669
Perry Ellis International, Inc. (NON)	3,167	86,427
Rent-A-Center, Inc. (NON)	23,073	443,463
Staples, Inc.	185,100	4,396,125
Systemax, Inc. (S)	26,526	493,384
TJX Cos., Inc. (The)	82,500	2,515,425
Toro Co. (The)	14,794	875,065
USANA Health Sciences, Inc. (NON) (S)	9,290	353,763
Wilsons The Leather Experts, Inc. (NON)	1,053	1,916
Wolverine World Wide, Inc.	38,173	1,003,568
		45,977,072

Schools (0.2%)
Career Education Corp. (NON)	33,197	985,951

Semiconductor (0.6%)
Advanced Energy Industries, Inc. (NON)	5,239	85,029
Applied Materials, Inc. (S)	153,800	3,285,168
Brooks Automation, Inc. (NON)	792	11,207
Credence Systems Corp. (NON)	3,696	10,866
Photronics, Inc. (NON)	2,442	28,278
		3,420,548

Shipping (0.3%)
Accuride Corp. (NON)	23,360	302,979
Arkansas Best Corp.	5,280	189,552
Overseas Shipholding Group	18,044	1,288,342
		1,780,873

Software (2.9%)
Autodesk, Inc. (NON)	50,300	2,329,896
Cadence Design Systems, Inc. (NON) (S)	98,100	2,130,732
Epicor Software Corp. (NON)	27,518	365,989
Microsoft Corp.	116,700	3,352,791
MicroStrategy, Inc. (NON)	13,204	914,245
Oracle Corp. (NON)	330,800	6,708,624
Websense, Inc. (NON)	14,305	294,254
		16,096,531

Staffing (--%)
Heidrick & Struggles International, Inc. (NON)	3,465	162,335

Technology (0.1%)
Amkor Technologies, Inc. (NON)	37,782	435,249

Technology Services (2.9%)
Acxiom Corp. (NON) (SEG)	28,443	696,854
Asiainfo Holdings, Inc. (China) (NON)	11,900	96,152
Cognizant Technology Solutions Corp. (NON)	14,400	1,058,544
Computer Sciences Corp. (NON)	37,900	2,120,505
COMSYS IT Partners, Inc. (NON)	12,355	234,869
Convergys Corp. (NON)	86,600	1,450,550
CSG Systems International, Inc. (NON)	1,400	32,368
eBay, Inc. (NON) (S)	52,300	1,783,430
Electronic Data Systems Corp.	87,500	2,002,875
Factset Research Systems, Inc.	30,100	1,803,893
Google, Inc. Class A (NON)	7,900	4,070,475
Harris Interactive, Inc. (NON)	10,131	43,665
Pegasystems, Inc.	1,300	15,444
SonicWall, Inc. (NON)	12,835	110,124
United Online, Inc. (S)	71,080	1,021,420
		16,541,168

Telecommunications (0.6%)
ADTRAN, Inc.	10,758	287,561
CenturyTel, Inc.	26,120	1,253,237
j2 Global Communications, Inc. (NON)	43,372	1,474,647
Tessco Technologies, Inc. (NON)	1,452	22,158
USA Mobility, Inc. (NON)	11,841	218,465
UTStarcom, Inc. (NON) (S)	36,185	110,002
		3,366,070

Textiles (0.4%)
Jones Apparel Group, Inc.	3,118	59,834
Kellwood Co.	10,595	208,722
Maidenform Brands, Inc. (NON)	7,621	129,862
Mohawk Industries, Inc. (NON) (S)	21,800	1,903,358

		2,301,776

Tobacco (0.4%)
Alliance One International, Inc. (NON)	11,755	90,514
Loews Corp. - Carolina Group	29,000	2,207,480
Universal Corp.	2,515	123,562
		2,421,556

Toys (0.6%)
Hasbro, Inc.	110,389	3,114,074

Transportation Services (--%)
HUB Group, Inc. Class A (NON)	5,068	169,119

Trucks & Parts (0.6%)
Autoliv, Inc. (Sweden)	23,516	1,349,112
Noble International, Ltd.	3,275	65,205
Standard Motor Products, Inc.	4,134	40,472
WABCO Holdings, Inc.	40,733	1,843,575
		3,298,364

Total common stocks (cost $545,743,859)		$559,818,386

SHORT-TERM INVESTMENTS (4.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.00% to 5.88% and
due dates ranging from September 4, 2007 to
October 16, 2007 (d)	$22,760,313	$22,707,647
Putnam Prime Money Market Fund (e)	3,831,134	3,831,134

Total short-term investments (cost $26,538,781)		$26,538,781

TOTAL INVESTMENTS

Total investments (cost $572,282,640) (b)		$586,357,167

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	10	$794,800	Sep-07	$14,228
S&P 500 Index (Long)	1	369,175	Sep-07	6,746
S&P Mid Cap 400 Index E-Mini (Long)	15	1,297,800	Sep-07	27,809

Total				$48,783

NOTES

(a) Percentages indicated are based on net assets of $561,363,952.

(b) The aggregate identified cost on a tax basis is $572,854,355 resulting in gross unrealized appreciation and depreciation of $58,058,883 and $44,556,071 respectively, or net unrealized appreciation of $13,502,812.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2007, the value of securities loaned amounted to $22,051,363. The fund received cash collateral of $22,707,647 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $46,423 for the period ended August 31, 2007. During the period ended August 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $29,139,599 and $34,612,998 respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2007.

At August 31, 2007, liquid assets totaling $48,723 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Capital Appreciation Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007